Consolidated Balance Sheets (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 454,475,593	$ 568,159,372
Investments	137,551,150	29,290,296
Accounts receivable, net of allowance for doubtful accounts of $33,596,096 and $21,088,503 in 2009 and 2010, respectively	157,328,743	172,752,473
Prepaid expenses and other current assets	54,759,866	29,451,741
Deposits paid for acquisition of subsidiaries	1,162,668	4,860,406
Amounts due from related parties	469,374	3,284,404
Rental deposits	46,613,780	29,639,716
Total current assets	852,361,174	837,438,408
Rental deposits	5,681,865	1,570,337
Equipment, net	68,886,796	77,661,147
Acquired intangible assets, net	24,162,043	51,777,215
Goodwill	425,334,632	410,368,691
Other long-term assets	7,733,029	14,627,502
Total assets	1,384,159,539	1,393,443,300
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of $4,410,602 and $4,340,424 as of December 31, 2009 and 2010, respectively)	16,589,293	53,340,007
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of $7,234,408 and $10,635,394 as of December 31, 2009 and 2010, respectively)	121,763,522	101,870,170
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to the Group of $2,976,916 and $2,914,969 as of December 31, 2009 and 2010, respectively)	8,890,191	27,537,785
Amounts due to related parties	1,848,189	2,230,894
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of $277,406 and $1,820,531 as of December 31, 2009 and 2010, respectively)	23,627,893	12,077,282
Total current liabilities	172,719,088	197,056,138
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of $1,406,095 and $710,252 as of December 31, 2009 and 2010, respectively)	9,997,511	5,435,178
Total liabilities	182,716,599	202,491,316
Commitments and contingencies (Note 17)
Equity
Ordinary shares ($0.00005 par value; 19,800,000,000 shares authorized in 2009 and 2010; 725,278,005 and 677,934,625 shares issued and outstanding in 2009 and 2010, respectively)	33,920	36,287
Additional paid-in capital	1,685,148,851	1,875,304,804
Subscription receivable	(90,984)	(3,081,726)
Retained earnings (deficit)	(562,952,914)	(747,226,391)
Accumulated other comprehensive income	78,339,729	64,090,691
Total Focus Media Holdings Limited shareholders' equity	1,200,478,602	1,189,123,665
Noncontrolling interests	964,338	1,828,319
Total equity	1,201,442,940	1,190,951,984
Total liabilities and equity	$ 1,384,159,539	$ 1,393,443,300